Earnings Per Share - Earnings (Loss) per Common Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class L Shares
Earnings (loss) per common share:
Basic		$ 17.18	$ 17.07
Diluted		$ 16.48	$ 16.37
Common Class A
Earnings (loss) per common share:
Basic	$ 2.04	$ (4.01)	$ (10.00)
Diluted	$ 1.98	$ (4.01)	$ (10.00)